UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05654

Morgan Stanley Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2009

Date of reporting period:	February 28, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 28, 2009

Total Return for the 6 Months Ended February 28, 2009
Class A	Class B	Class C	Class I	Barclays Capital U.S. Corporate Index[1]	Lipper Corporate Debt Funds BBB-Rated Index[2]
–8.76%	–9.01%	–9.00%	–8.54%	–5.56%	–10.01%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The U.S. economic picture remained bleak throughout the six-month reporting period, despite the federal government's considerable efforts to stimulate growth. Although the Obama administration put together a new stimulus package, hoping that government spending will be the catalyst that helps pull the economy out of its tailspin, the longer it takes for the program to produce positive results, the greater the political challenges will likely become for both the President and Congress as they deal with growing budget deficits, the resulting currency implications, and the longer-term inflationary consequences.

Unlike the economy, the fixed income market began to show modest signs of improvement in early 2009, most notably in the corporate credit area. In fact, yield spreads on investment-grade corporate credit declined an average of 150 basis points versus Treasuries in the first two months of the year. As February came to a close, there was an improved tone in the financial sector—the hardest hit credit sector over the past several months. Citigroup announced a series of exchange offers designed to convert a portion of preferred shares into common equity and the U.S. Treasury expressed its intention to convert its Citigroup preferred shares, boosting the government's stake in the company to 36 percent. In addition, the Treasury announced that it will now own 78 percent of insurance company AIG as well, through the provision of additional capital. Although the below investment-grade segment of the corporate market also improved somewhat in the final weeks of the period, it still underperformed the higher-rated segment for the overall six-month period.

The performance of the Treasury market, however, began to wane in 2009, with yields on two- and 30-year Treasuries rising by 23 basis points and 104 basis points, respectively, in the first two months of the year.

Performance Analysis

All share classes of Morgan Stanley Income Trust underperformed the Barclays Capital U.S. Corporate Index (the "Index") and outperformed the Lipper Corporate Debt Funds BBB-Rated Index for the six months ended February 28, 2009, assuming no deduction of applicable sales charges.

The primary detractor from the Fund's performance relative to the Index for the period was a position in below investment-grade corporate bonds. These lower-rated bonds are not included in the Index, which is comprised entirely of investment-grade issues. The risk-averse and volatile environment led lower-rated issues to underperform higher-rated issues, particularly in the fourth quarter of 2008. As a result, the Fund's allocation to this segment of the market, although it was relatively small, hindered relative returns.

Other positions, however, contributed positively to relative performance. In particular, an underweight in financials benefited performance during the period as this sector continued to struggle. Additionally, overweights to both the cable and telecommunication sectors were additive to returns.

The Fund's yield curve positioning had a slightly positive impact on relative performance. Our yield curve strategy involved the use of Treasury futures and zero-coupon swap contracts until January 2009, when these positions were removed, resulting in a neutral yield curve stance for the portfolio. Although our strategy detracted from performance in the last months of 2008, it was modestly additive for the overall reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ AS OF 02/28/09
Corporate Bonds	64.8%
Short-Term Investments	34.4
Foreign Government Obligation	0.7
Non-Convertible Preferred Stocks	0.1
LONG-TERM CREDIT ANALYSIS AS OF 02/28/09
AAA	30.2%
AA	6.7
A	33.6
BBB	26.6
BB	2.7
B or Below	0.2

+ Does not include open long/short futures contracts with an underlying face amount of $11,226,727 with net unrealized depreciation of $74,250. Also does not include open swap contracts with net unrealized depreciation of $99,044.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data are as a percentage of total investments and long-term credit analysis data are as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in investment grade fixed-income securities. These securities may include corporate debt securities, preferred stocks, U.S. government securities, mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities ("CMBS"), asset-backed securities and securities issued by foreign issuers. The Fund may use derivative instruments, discussed in the Fund's prospectus, to gain exposure to investment grade fixed-income securities. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. In deciding which securities to buy, hold or sell, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers domestic and international economic developments, interest rate trends, bond ratings and other factors relating to the issuers.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended February 28, 2009
Symbol	Class A Shares* (since 07/28/97) IISAX	Class B Shares** (since 05/03/89) IISBX	Class C Shares† (since 07/28/97) IISCX	Class I Shares†† (since 07/28/97) IISDX
1 Year	(12.45)%[3] (16.17) [4]	(12.99)%[3] (17.11) [4]	(12.97)%[3] (13.80) [4]	(12.19)%[3] —
5 Years	0.33 [3] (0.54) [4]	(0.30) [3] (0.62) [4]	(0.28) [3] (0.28) [4]	0.58 [3] —
10 Years	2.76 [3] 2.31 [4]	2.13 [3] 2.13 [4]	2.03 [3] 2.03 [4]	2.85 [3] —
Since Inception	3.12 [3] 2.74 [4]	4.28 [3] 4.28 [4]	2.42 [3] 2.42 [4]	3.25 [3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Barclays Capital (formerly Lehman Brothers) U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Corporate Debt Funds BBB-Rated Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Corporate Debt Funds BBB-Rated classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Corporate Debt Funds BBB-Rated classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/08 – 02/28/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	09/01/08	02/28/09	09/01/08 – 02/28/09
Class A
Actual (–8.76% return)	$1,000.00	$912.40	$4.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.59	$5.26
Class B
Actual (–9.01% return)	$1,000.00	$909.90	$7.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.61	$8.25
Class C
Actual (–9.00% return)	$1,000.00	$910.00	$7.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.61	$8.25
Class I
Actual (–8.54% return)	$1,000.00	$914.60	$3.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.01

  @  Expenses are equal to the Fund's annualized expense ratios of 1.05%, 1.65%, 1.65% and 0.80% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all its expenses, the annualized expense ratios would have been 1.76%, 2.36%, 2.36% and 1.51% for Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (69.7%)
	Accident & Health Insurance (0.3%)
$100	Travelers Cos., Inc. (The)	5.80%	05/15/18	$96,965
	Aerospace & Defense (0.6%)
175	Systems 2001 Asset Trust - 144A (Cayman Islands) (a)	6.664	09/15/13	156,732
	Airlines (0.3%)
136	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	97,088
	Aluminum (0.1%)
60	Alcoa Inc.	6.75	07/15/18	40,096
	Banks - Commercial (0.2%)
65	Northern Trust Co.	6.50	08/15/18	67,244
	Beverages: Alcoholic (1.4%)
65	Anheuser-Busch Cos., Inc. (g)	5.50	01/15/18	57,786
160	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	178,144
170	FBG Finance Ltd. - 144A (Australia) (a)	5.125	06/15/15	144,578
				380,508
	Biotechnology (0.7%)
30	Amgen Inc.	5.70	02/01/19	30,302
170	Amgen Inc.	5.85	06/01/17	173,827
				204,129
	Broadcasting (0.3%)
105	Grupo Televisa S.A. (Mexico)	6.00	05/15/18	87,795
	Cable/Satellite TV (2.0%)
150	Comcast Corp.	5.70	05/15/18	138,856
215	Comcast Corp.	6.50	01/15/15	211,921
40	DirecTV Holdings LLC/Financing Co.	6.375	06/15/15	36,500
165	DirecTV Holdings LLC/Financing Co.	7.625	05/15/16	159,225
				546,502
	Chemicals: Agricultural (0.2%)
65	Monsanto Co. (g)	5.125	04/15/18	64,344
	Chemicals: Major Diversified (0.4%)
100	E.I. du Pont de Nemours & Co. (g)	6.00	07/15/18	98,135
	Computer Processing Hardware (0.3%)
85	Hewlett-Packard Co.	5.50	03/01/18	85,209
	Construction Materials (0.2%)
65	CRH America Inc. (g)	8.125	07/15/18	50,693

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Data Processing Services (0.2%)
$65	Fiserv, Inc.	6.80%	11/20/17	$59,346
	Discount Stores (0.5%)
130	Wal-Mart Stores, Inc.	5.80	02/15/18	139,728
	Diversified Manufacturing (0.5%)
155	Tyco Electronic Group S.A. (Luxembourg)	5.95	01/15/14	134,258
	Electric Utilities (7.2%)
220	AES Corp. (The) - 144A (a)	8.00	06/01/20	183,700
85	Carolina Power & Light, Inc.	5.15	04/01/15	85,799
90	CenterPoint Energy Resources, Corp.	6.25	02/01/37	59,585
45	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	45,640
125	E.ON International Finance BV - 144A (Netherlands) (a)	5.80	04/30/18	119,701
120	Enel Finance International S.A. - 144A (Luxembourg) (a)(g)	5.70	01/15/13	118,923
160	Exelon Corp.	6.75	05/01/11	160,098
50	Florida Power Corp.	5.80	09/15/17	52,157
245	Ohio Edison Co. (g)	6.40	07/15/16	229,696
210	Ohio Power Company (Series K)	6.00	06/01/16	207,339
110	Pacific Gas & Electric Co.	5.625	11/30/17	112,326
140	PPL Energy Supply LLC	6.50	05/01/18	121,460
60	Public Service Company of Colorado	6.50	08/01/38	64,905
100	Public Service Electric & Gas Co. (Series B) (g)	5.00	01/01/13	101,694
100	Union Electric Co.	6.40	06/15/17	97,683
200	Virginia Electric Power Co.	5.95	09/15/17	206,498
10	Virginia Electric Power Co.	8.875	11/15/38	12,464
				1,979,668
	Electronic Components (0.6%)
160	Koninklijke Philips Electronics N.V. (Netherlands) (g)	5.75	03/11/18	154,673
	Electronic Production Equipment (0.4%)
125	KLA-Tenor Corp.	6.90	05/01/18	98,194
	Finance/Rental/Leasing (0.8%)
100	Capital One Financial Corp.	6.75	09/15/17	88,014
250	CIT Group, Inc.	5.65	02/13/17	139,385
				227,399

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Financial Conglomerates (2.9%)
$85	American Express Credit Corp. (Series C)	7.30%		08/20/13	$84,404
75	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	49,715
240	Citigroup Inc.	5.25		02/27/12	203,327
225	Citigroup Inc.	5.875		05/29/37	170,026
245	JPMorgan Chase & Co.	4.75		05/01/13	237,645
75	Prudential Financial, Inc.	6.625		12/01/37	52,745
					797,862
	Food Retail (0.9%)
115	Delhaize America, Inc.	9.00		04/15/31	128,695
120	Kroger Co. (The)	6.40		08/15/17	121,830
					250,525
	Food: Major Diversified (1.6%)
100	ConAgra Foods, Inc. (g)	7.00		10/01/28	97,654
105	General Mills, Inc.	5.25		08/15/13	107,650
195	Kraft Foods Inc.	6.00		02/11/13	203,456
35	Kraft Foods Inc.	6.125		02/01/18	34,832
					443,592
	Gas Distributors (2.1%)
85	DCP Midstream LLC - 144A (a)	6.75		09/15/37	62,389
135	Equitable Resources, Inc.	6.50		04/01/18	116,475
245	NiSource Finance Corp.	1.82	(b)	11/23/09	234,550
130	NiSource Finance Corp. (g)	6.80		01/15/19	102,113
55	NiSource Finance Corp.	7.875		11/15/10	53,886
					569,413
	Home Building (0.1%)
40	Pulte Homes, Inc.	6.375		05/15/33	23,400
	Home Improvement Chains (0.7%)
205	Home Depot, Inc. (The)	5.40		03/01/16	183,162
	Hospital/Nursing Management (0.2%)
70	Tenet Healthcare Corp.	7.375		02/01/13	59,500
	Hotels/Resorts/Cruiselines (0.3%)
115	Starwood Hotels & Resorts Worldwide, Inc.	6.75		05/15/18	78,895
	Industrial Conglomerates (0.4%)
85	Honeywell International Inc.	5.30		03/01/18	85,513
40	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	6.875		08/15/18	37,016
					122,529

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Information Technology Services (1.3%)
$200	IBM Corp.	7.625%	10/15/18	$226,671
100	IBM Corp.	8.00	10/15/38	119,218
				345,889
	Insurance Brokers/Services (0.9%)
360	Catlin Insurance Co., Ltd. - 144A (Bahamas) (a)	7.249	12/31/49	94,728
285	Farmers Exchange Capital - 144A (a)	7.05	07/15/28	152,406
				247,134
	Integrated Oil (0.4%)
50	Hess Corp.	7.125	03/15/33	43,436
120	Petro-Canada (Canada)	5.95	05/15/35	81,091
				124,527
	Investment Banks/Brokers (3.7%)
155	Bear Stearns Companies Inc. (The)	5.55	01/22/17	138,177
160	Bear Stearns Companies Inc. (The) (g)	6.40	10/02/17	157,252
125	Bear Stearns Companies Inc. (The)	7.25	02/01/18	129,842
455	Goldman sachs Group Inc. (The)	6.75	10/01/37	324,337
125	Merrill Lynch & Co., Inc.	5.45	02/05/13	111,688
200	Merrill Lynch & Co., Inc. (Series MTN)	6.875	04/25/18	166,677
				1,027,973
	Life/Health Insurance (0.2%)
50	MetLife, Inc. (Series A) (g)	6.817	08/15/18	46,865
	Major Banks (6.1%)
380	Bank of America Corp.	5.65	05/01/18	322,332
640	Bank of America Corp.	5.75	12/01/17	540,893
145	Bank of New York Mellon Corp. (Series MTN)	4.50	04/01/13	142,188
60	Bank of New York Mellon Corp.	5.125	08/27/13	59,633
100	Barclays Bank PLC - 144A (United Kingdom) (a)	6.05	12/04/17	82,997
165	Credit Suisse/New York NY (Switzerland)	6.00	02/15/18	149,942
225	HBOS - 144A (United Kingdom) (a)	6.75	05/21/18	180,914
200	HSBC Finance Corp. (g)	6.75	05/15/11	201,493
				1,680,392

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Major Telecommunications (5.2%)
$80	Rogers Communications, Inc. (Canada)	6.80%		08/15/18	$80,228
265	SBC Communications, Inc.	6.15		09/15/34	236,074
105	Sprint Capital Corp.	8.75		03/15/32	63,371
200	Telecom Italia Capital S.A. (Luxembourg)	4.95		09/30/14	172,494
285	Telefonica Europe BV (Netherlands)	8.25		09/15/30	315,482
300	Verizon Communications Inc.	5.50		02/15/18	284,391
105	Verizon Communications Inc.	6.90		04/15/38	104,728
145	Verizon Communications Inc.	8.95		03/01/39	171,534
					1,428,302
	Managed Health Care (0.9%)
30	Aetna Inc.	6.50		09/15/18	28,933
230	UnitedHealth Group, Inc.	6.00		02/15/18	221,301
					250,234
	Media Conglomerates (3.4%)
130	News America, Inc.	6.65		11/15/37	105,390
45	Thomson Reuters Corp. (Canada)	6.50		07/15/18	42,241
215	Time Warner Cable Inc.	6.75		07/01/18	204,180
60	Time Warner Cable Inc.	8.75		02/14/19	64,154
290	Time Warner, Inc. (g)	5.875		11/15/16	272,146
90	Viacom, Inc. (g)	6.875		04/30/36	66,912
210	Vivendi - 144A (France) (a)	6.625		04/04/18	183,383
					938,406
	Medical Specialties (2.2%)
50	Baxter Inernational Inc.	4.625		03/15/15	50,172
175	Covidien International Finance S.A. (Luxembourg)	6.00		10/15/17	176,531
405	Hospira, Inc.	1.948	(b)	03/30/10	387,249
					613,952
	Motor Vehicles (1.2%)
285	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	258,766
95	Harley-Davidson Funding Corp. - 144A (a)	6.80		06/15/18	57,981
					316,747
	Multi-Line Insurance (0.9%)
310	AIG SunAmerica Global Financing VI - 144A (a)	6.30		05/10/11	251,304

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Oil & Gas Pipelines (2.9%)
$43	Colorado Interstate Gas Co.	6.80%	11/15/15	$39,649
165	Enterprise Products Operating L.P. (Series B)	5.60	10/15/14	153,392
100	Gaz Capital S.A. - 144A (Luxembourg) (a)	6.51	03/07/22	58,880
125	Kinder Morgan Energy Partners, L.P.	5.85	09/15/12	123,254
245	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	178,256
140	TransCanada PipeLine Ltd. (Canada) (g)	6.20	10/15/37	116,547
115	Transcontinental Gas Pipe Line Corp. (Series B)	8.875	07/15/12	119,974
				789,952
	Oil & Gas Production (1.9%)
120	Chesapeake Energy Corp. (g)	7.625	07/15/13	108,600
85	Devon Financing Corp. ULC (Canada)	7.875	09/30/31	88,863
160	EnCana Corp. (Canada) (g)	6.50	02/01/38	133,867
65	Newfield Exploration Co.	7.125	05/15/18	57,525
110	XTO Energy Inc.	5.50	06/15/18	100,867
25	XTO Energy Inc.	6.50	12/15/18	24,441
				514,163
	Oilfield Services/Equipment (0.4%)
10	Wealtherford International Ltd. (Bermuda)	6.00	03/15/18	8,310
135	Wealtherford International Ltd. (Bermuda)	6.35	06/15/17	114,648
				122,958
	Other Metals/Minerals (1.0%)
175	Brascan Corp. (Canada)	7.125	06/15/12	142,285
140	Rio Tinto Finance USA Ltd. (Australia)	6.50	07/15/18	123,898
				266,183
	Packaged Software (0.7%)
180	Oracle Corp.	5.75	04/15/18	182,343
	Pharmaceuticals: Major (1.2%)
140	AstraZeneca PLC (United Kingdom)	5.90	09/15/17	147,785
75	Schering-Plough Corp.	6.00	09/15/17	75,455
85	Wyeth (g)	5.45	04/01/17	86,748
30	Wyeth	5.50	02/15/16	30,758
				340,746

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Property - Casualty Insurers (2.5%)
$125	ACE INA Holdings Inc.	5.60%	05/15/15	$115,146
230	Berkshire Hathaway Finance Corp.	5.40	05/15/18	228,479
40	Chubb Corp. (The)	5.75	05/15/18	38,535
165	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	113,672
210	Xlliac Global Funding - 144A (a)	4.80	08/10/10	191,253
				687,085
	Railroads (0.4%)
115	Union Pacific Corp.	5.45	01/31/13	114,976
	Restaurants (0.7%)
180	Tricon Global Restaurants, Inc.	8.875	04/15/11	191,781
	Savings Banks (0.6%)
185	Sovereign Bancorp, Inc.	1.728	03/23/10	171,240
	Services to the Health Industry (0.8%)
220	Medco Health Solutions, Inc.	7.125	03/15/18	217,264
	Specialty Telecommunications (0.4%)
115	Frontier Communications Corp.	7.125	03/15/19	97,175
	Steel (0.5%)
165	ArcelorMittal -144A (Luxembourg) (a)	6.125	06/01/18	127,246
	Telecommunication Equipment (0.1%)
40	Corning Inc.	7.25	08/15/36	31,186
	Telecommunications (0.2%)
70	Qwest Corp.	6.50	06/01/17	57,750
	Tobacco (1.2%)
225	Phillip Morris International Inc.	5.65	05/16/18	218,775
105	Reynolds American Inc.	6.50	07/15/10	105,621
				324,396
	Trucks/Construction/Farm Machinery (0.6%)
70	Caterpillar Financial Services Corp. (Serices MTN)	4.90	08/15/13	67,216
95	John Deere Capital Corp. (Series MTN)	5.75	09/10/18	90,309
				157,525
	Wireless Telecommunications (0.8%)
215	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	209,042
	Total Corporate Bonds (Cost $21,478,112)			19,172,320

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Convertible Preferred Stock (0.0%)
	Finance/Rental/Leasing
1,150	Fannie Mae (Series 08-01) $4.17 (Cost $57,500)	$748
	Non-Convertible Preferred Stock (0.1%)
	Major Banks
1,788	US Bancorp (Cost $44,968)	32,810

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Foreign Government Obligation (0.7%)
$190	United Mexican States (g) (Cost $166,486)	5.625	%01/15/17	184,205
	Short-Term Investments (37.0%)
	U.S. Government Obligations (c) (d) (2.9%)
808	U.S. Treasury Bills (g) (Cost $807,796)	0.10-0.28	05/15/09	807,805
	Securities Held as Collateral on Loaned Securities (8.5%)
	Repurchase Agreements (2.6%)
160	Barclays Capital (0.713%, dated 02/27/09, due 03/02/09; proceeds $160,202; fully collateralized by Convertible Preferred Stock at the date of this Portfolio of Investments as follows: Simon Properties Group LP; valued at $168,365)			160,192
160	Citigroup (0.713%, dated 02/27/09, due 03/02/09; proceeds $160,202; fully collateralized by Common Stocks at the date of this Portfolio of Investments as follows: St. Joe Co., (The); Monster Worldwide, Inc.; valued at $168,221)			160,192
388	Bank of America (0.28%, dated 02/27/09, due 03/02/09; proceeds $388,390; fully collateralized by U.S. Government Agencies at the date of this Portfolio of Investments as follows: GNMA 4.00-7.00%, due 08/20/31-05/15/49; valued at $396,171)			388,381
	Total Repurchase Agreements (Cost $708,765)			708,765

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES (OOO)		VALUE
	Investment Company (e)(f) (5.9%)
1,623	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,623,452)	$1,623,452
	Total Securities Held as Collateral on Loan Securities (Cost $2,332,217)	2,332,217
	Investment Company (f) (25.6%)
7,043	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $7,042,661)	7,042,661
	Total Short-Term Investments (Cost $10,182,674)	10,182,683

Total Investments (Cost $31,929,740) (h)(i)	107.5%	29,572,766
Liabilities in Excess of Other Assets	(7.5)	(2,072,921)
Net Assets	100.0%	$27,499,845

  MTN  Medium Term Note.

  (a)  Resale is restricted to qualified institutional investors.

  (b)  Floating rate security, rate shown is the rate in effect at February 28, 2009.

  (c)  A portion of these securities have been physically segregated in connection with open futures contracts.

  (d)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (e)  May Include cash designated as collateral in connection with open swap contracts.

  (f)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Institutional Class.

  (g)  All or a portion of this security was on loan on February 28, 2009.

  (h)  Securities have been designated as collateral in connection with open futures and swap contracts.

  (i)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $207,456 and the aggregate gross unrealized depreciation is $2,564,430, resulting in net unrealized depreciation of $2,356,974.

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

Futures Contracts Open at February 28, 2009:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
21	Long	U.S. Treasury Notes 2 Year, March 2009	$4,572,094	$6,840
31	Long	U.S. Treasury Notes 5Year, March 2009	3,644,195	(77,812)
4	Long	U.S. Treasury Bonds 30 Year, June 2009	493,375	(7,509)
8	Long	U.S. Treasury Bonds 30 Year, March 2009	996,875	(19,893)
2	Long	U.S. Treasury Notes 2 Year, June 2009	433,219	(348)
4	Short	U.S. Treasury Notes 10 Year, March 2009	(486,813)	22,208
5	Short	U.S. Treasury Notes 10 Year, June 2009	(600,156)	2,264
		Net Unrealized Depreciation		$(74,250)

Credit Default Swap Contracts Open at February 28, 2009:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENT	VALUE	CREDIT RATING OF REFERENCE OBLIGATION††
								(unaudited)
Bank of America, N.A. Carnival Corp.	Buy	$150	1.57%	March 20, 2018	$17,311	—	$17,311	A-
Bank of America, N.A. Centurytel, Inc.	Buy	120	0.88	September 20, 2017	2,599	—	2,599	BBB-
Goldman Sachs International Dow Jones Index	Sell	425	1.40	December 20, 2012	(40,010)	$(24,093)	(64,103)	NR
Goldman Sachs International Dow Jones Index	Sell	440	1.40	December 20, 2012	(41,902)	(24,387)	(66,289)	NR
Goldman Sachs International Dow Jones Index	Sell	749	1.40	December 20, 2012	(68,671)	(44,237)	(112,908)	NR

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENT	VALUE	CREDIT RATING OF REFERENCE OBLIGATION††
								(unaudited)
JPMorgan Chase Bank, N.A. New York Nordstrom, Inc.	Buy	$60	1.07%	March 20, 2018	$14,340	—	$14,340	A-
JPMorgan Chase Bank, N.A. New York Nordstrom, Inc.	Buy	140	1.15	March 20, 2018	32,809	—	32,809	A-
Citibank, N.A., New York Pitney Bowes Inc.	Buy	145	0.48	March 20, 2013	2,395	—	2,395	A
Goldman Sachs International Sealed Air Corp.	Buy	50	1.08	March 20, 2018	8,386	—	8,386	BB+
Bank of America, N.A. Toll Brothers, Inc.	Buy	220	2.90	March 20, 2013	(7,163)	—	(7,163)	BBB-
Total Credit Default Swaps		$2,499			$(79,906)	$(92,717)	$(172,623)

  ††  Credit ratings as issued by Standard and Poor's.

  NR  Not rated

Interest Rate Swap Contracts Open at February 28, 2009:

COUNTERPARTY	NOTIONAL AMOUNT (000)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A.	$2,927	Fixed Rate 4.778%	Floating Rate 0.00#%	October 10, 2018	$74,931
Bank of America N.A.	664	Floating Rate 0.00#	Fixed Rate 2.905	October 10, 2038	(94,069)
Net Unrealized Depreciation					$(19,138)

  #  Floating rate based on USD-3 Month LIBOR.

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Statements

Statement of Assets and Liabilities

February 28, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $23,263,627) (including $2,091,777 for securities loaned)	$20,906,653
Investment in affiliate, at value (cost $8,666,113)	8,666,113
Unrealized appreciation on open swap contracts	152,771
Cash	46,182
Receivable for:
Investments sold	369,818
Interest	352,986
Periodic interest on open swap contracts	2,987
Dividends from affiliate	957
Shares of beneficial interest sold	360
Prepaid expenses and other assets	33,321
Total Assets	30,532,148
Liabilities:
Collateral on securities loaned at value	2,332,217
Unrealized depreciation on open swap contracts	251,815
Payable for:
Swap contracts collateral due to brokers	136,000
Premium received on open swap contracts	92,717
Shares of beneficial interest redeemed	63,981
Variation margin	14,480
Periodic interest on open swap contracts	13,607
Distribution fee	10,659
Dividends to shareholders	5,539
Transfer agent fee	3,561
Accrued expenses and other payables	107,727
Total Liabilities	3,032,303
Net Assets	$27,499,845
Composition of Net Assets:
Paid-in-capital	$41,631,249
Net unrealized depreciation	(2,530,269)
Dividends in excess of net investment income	(283,552)
Accumulated net realized loss	(11,317,583)
Net Assets	$27,499,845
Class A Shares:
Net Assets	$17,103,266
Shares Outstanding (unlimited authorized, $.01 par value)	2,214,599
Net Asset Value Per Share	$7.72
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.06
Class B Shares:
Net Assets	$8,074,907
Shares Outstanding (unlimited authorized, $.01 par value)	1,054,694
Net Asset Value Per Share	$7.66
Class C Shares:
Net Assets	$1,947,388
Shares Outstanding (unlimited authorized, $.01 par value)	253,828
Net Asset Value Per Share	$7.67
Class I Shares:
Net Assets	$374,284
Shares Outstanding (unlimited authorized, $.01 par value)	48,987
Net Asset Value Per Share	$7.64

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Statements continued

Statement of Operations

For the six months ended February 28, 2009 (unaudited)

Net Investment Income: Income
Interest	$970,325
Income from securities loaned - net	19,229
Dividends	10,932
Dividends from affiliate	9,764
Total Income	1,010,250
Expenses
Investment advisory fee	65,051
Distribution fee (Class A shares)	23,192
Distribution fee (Class B shares)	41,213
Distribution fee (Class C shares)	9,597
Professional fees	48,395
Shareholder reports and notices	31,444
Transfer agent fees and expenses	27,061
Registration fees	25,722
Administration fee	12,390
Trustees' fees and expenses	3,564
Custodian fees	2,156
Other	17,727
Total Expenses	307,512
Less: expense waived	(108,754)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(847)
Net Expenses	197,911
Net Investment Income	812,339
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(4,494,107)
Futures contracts	(460,497)
Swap contracts	2,255,394
Foreign exchange transactions	(39,903)
Net Realized Loss	(2,739,113)
Change in Unrealized Appreciation/Depreciation on:
Investments	132,388
Futures contracts	14,126
Swap contracts	(1,663,461)
Translation of other assets and liabilities denominated in foreign currencies	44
Net Change in Unrealized Appreciation/Depreciation	(1,516,903)
Net Loss	(4,256,016)
Net Decrease	$(3,443,677)

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009	FOR THE YEAR ENDED AUGUST 31, 2008
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$812,339	1,915,808
Net realized loss	(2,739,113)	(1,283,613)
Net change in unrealized appreciation/depreciation	(1,516,903)	(856,654)
Net Decrease	(3,443,677)	(224,459)
Dividends to Shareholders from Net Investment Income:
Class A shares	(638,167)	(1,161,820)
Class B shares	(304,760)	(671,073)
Class C shares	(70,366)	(131,649)
Class I shares	(16,270)	(36,190)
Total Dividends	(1,029,563)	(2,000,732)
Net decrease from transactions in shares of beneficial interest	(6,535,938)	(6,419,048)
Net Decrease	(11,009,178)	(8,644,239)
Net Assets:
Beginning of period	38,509,023	47,153,262
End of Period (Including dividends in excess of net investment income of $283,552 and $66,328, respectively)	$27,499,845	$38,509,023

See Notes to Financial Statements

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2009 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

For the period September 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.

G. Swaps — The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivative and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 ("FSP FAS 133-1" and "FIN 45-4"), effective December 31, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.

The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap.

The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or date specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

H. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at February 28, 2009 were $2,091,777 and $2,333,217, respectively. The Fund received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. Use of Estimates -—The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% to the portion of the daily net assets exceeding $1.25 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 0.80% of the average daily net assets of the Fund.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,929,171 at February 28, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended at February 28, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for six months ended February 28, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $54, $13,639 and $59, respectively, and received $1,158 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For six months ended February 28, 2009, advisory fees paid were reduced by $847 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $9,764 for the six months ended February 28, 2009. During the six months ended February 28, 2009, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $17,642,641 and $11,900,624, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended February 28, 2009, aggregated $2,404,670, and $14,853,738, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended February 28, 2009, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,914. At February 28, 2009, the Fund had an accrued pension liability of $59,500 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009		FOR THE YEAR ENDED AUGUST 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	169,159	$1,316,041	235,631	$2,162,838
Conversion from Class B	19,192	148,740	107,662	1,001,243
Reinvestment of dividends	79,594	617,193	106,246	966,676
Redeemed	(607,368)	(4,746,416)	(598,578)	(5,469,583)
Net decrease — Class A	(339,423)	(2,664,442)	(149,039)	(1,338,826)
CLASS B SHARES
Sold	32.208	250,089	232,697	2,146,771
Conversion to Class A	(19,361)	(148,740)	(108,590)	(1,001,243)
Reinvestment of dividends	36,933	283,861	61,118	552,621
Redeemed	(449,492)	(3,497,560)	(695,930)	(6,284,925)
Net decrease — Class B	(399,712)	(3,112,350)	(510,705)	(4,586,776)
CLASS C SHARES
Sold	8,585	63,623	33,392	306,734
Reinvestment of dividends	8,756	67,429	12,408	112,220
Redeemed	(89,501)	(692,985)	(82,495)	(747,595)
Net decrease — Class C	(72,160)	(561,933)	(36,695)	(328,641)
CLASS I SHARES
Sold	761	5,967	6,188	57,310
Reinvestment of dividends	2,037	15,578	3,539	31,893
Redeemed	(29,601)	(218,758)	(27,825)	(254,008)
Net decrease — Class I	(26,803)	(197,213)	(18,098)	(164,805)
Net decrease in Fund	(838,098)	$(6,535,938)	(714,537)	$(6,419,048)

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

As of August 31, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts and book amortization of premiums on debt securities.

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contract").

Forward and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if the Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by sub-prime borrowers.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency ("FHFA") was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

9. Fair Valuation Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2009 USING
	TOTAL	QUOTED PRICE IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investment in securities	$29,572,766	$8,698,923	$20,873,843	—
Other Financial Instruments*	(173,294)	(74,250)	(99,044)	—
Total	$29,399,472	$8,624,673	$20,774,799	—

*  Other financial instruments include futures and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INVESTMENTS IN SECURITIES
Beginning Balance	$42,448
Net purchases (sales)	(41,126)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	552,252
Realized gains (losses)	(553,574)
Ending Balance	$—
Net change in unrealized appreciation/ depreciation from investments still held as of February 28, 2009	$—

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

10. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not yet been determined.

11. Fund Liquidation

On November 19-20, 2008, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, pursuant to which substantially all of the assets of the Fund (i) would be liquidated, known liabilities of the Fund satisfied and the remaining proceeds distributed to the Fund's shareholders (the "Liquidation") and (ii) termination of the Fund. On February 11, 2009, at a special meeting of shareholders, the shareholders of the Fund approved the liquidation. The Fund is scheduled to liquidate on March 25, 2009.

Morgan Stanley Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2009		2008		2007		2006		2005		2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.76		$9.24		$9.31		$9.65		$9.56		$9.39
Income (loss) from investment operations:
Net investment income	0.16		0.41		0.39		0.40		0.38		0.35
Net realized and unrealized gain (loss)	(0.93)		(0.45)		(0.02)		(0.31)		0.16		0.26
Total income (loss) from investment operations	(0.77)		(0.04)		0.37		0.09		0.54		0.61
Less dividends from net investment income	(0.27)		(0.44)		(0.44)		(0.43)		(0.45)		(0.44)
Net asset value, end of period	$7.72		$8.76		$9.24		$9.31		$9.65		$9.56
Total Return(1)	(8.76	)%(5)	(0.53)%		3.99%		1.01%		5.81%		6.57%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.05	%(3)(4)(6)	1.05	%(3)(4)	1.05	%(3)(4)	1.05	%(4)	1.03	%(4)	1.19	%(4)
Net investment income	5.47	%(3)(4)(6)	4.60	%(3)(4)	4.30	%(3)(4)	4.12	%(4)	4.08	%(4)	3.86	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$17,103		$22,378		$24,967		$27,445		$32,038		$7,628
Portfolio turnover rate	8	% (5)	74%		68%		28%		46%		164%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.01% for the six months ended February 28, 2009 and an effect of less than 0.005% for the year ended August 31, 2008 and August 31, 2007.

  (4)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expenses and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2009	1.76%	4.76%
August 31, 2008	1.41	4.24
August 31, 2007	1.40	3.95
August 31, 2006	1.35	3.82
August 31, 2005	1.18	3.93
August 31, 2004	1.24	3.81

  (5)  Not Annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2009		2008		2007		2006		2005		2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.69		$9.16		$9.24		$9.57		$9.48		$9.32
Income (loss) from investment operations:
Net investment income	0.13		0.35		0.33		0.37		0.31		0.29
Net realized and unrealized gain (loss)	(0.91)		(0.44)		(0.03)		(0.33)		0.16		0.24
Total income (loss) from investment operations	(0.78)		(0.09)		0.30		0.04		0.47		0.53
Less dividends from net investment income	(0.25)		(0.38)		(0.38)		(0.37)		(0.38)		(0.37)
Net asset value, end of period	$7.66		$8.69		$9.16		$9.24		$9.57		$9.48
Total Return(1)	(9.01	)%(5)	(1.06)%		3.25%		0.48%		5.13%		5.78%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.65	%(3)(4)(6)	1.65	%(3)(4)	1.65	%(3)(4)	1.65	%(4)	1.65	%(4)	1.85	%(4)
Net investment income	4.87	%(3)(4)(6)	4.00	%(3)(4)	3.70	%(3)(4)	3.52	%(4)	3.46	%(4)	3.20	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$8,075		$12,636		$18,000		$23,610		$35,739		$73,650
Portfolio turnover rate	8	%(5)	74%		68%		28%		46%		164%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.01% for the six months ended February 28, 2009 and an effect of less than 0.005% for the year ended August 31, 2008 and August 31, 2007.

  (4)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expenses and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2009	2.36%	4.16%
August 31, 2008	2.01	3.64
August 31, 2007	2.01	3.34
August 31, 2006	1.95	3.22
August 31, 2005	1.80	3.31
August 31, 2004	1.90	3.15

  (5)  Not Annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2009		2008		2007		2006		2005		2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.71		$9.18		$9.25		$9.59		$9.50		$9.34
Income (loss) from investment operations:
Net investment income	0.13		0.35		0.33		0.37		0.31		0.29
Net realized and unrealized gain (loss)	(0.92)		(0.44)		(0.02)		(0.34)		0.17		0.24
Total income (loss) from investment operations	(0.79)		(0.09)		0.31		0.03		0.48		0.53
Less dividends from net investment income	(0.25)		(0.38)		(0.38)		(0.37)		(0.39)		(0.37)
Net asset value, end of period	$7.67		$8.71		$9.18		$9.25		$9.59		$9.50
Total Return(1)	(9.00	)%(5)	(1.16)%		3.37%		0.42%		5.16%		5.77%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.65	%(3)(4)(6)	1.65	%(3)(4)	1.65	%(3)(4)	1.61	%(4)	1.62	%(4)	1.85	%(4)
Net investment income	4.87	%(3)(4)(6)	4.00	%(3)(4)	3.70	%(3)(4)	3.56	%(4)	3.49	%(4)	3.20	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$1,947		$2,838		$3,328		$3,986		$6,215		$7,474
Portfolio turnover rate	8	%(5)	74%		68%		28%		46%		164%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.01% for the six months ended February 28, 2009 and an effect of less than 0.005% for the year ended August 31, 2008 and August 31, 2007.

  (4)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expenses and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2009	2.36%	4.16%
August 31, 2008	2.01	3.64
August 31, 2007	2.00	3.35
August 31, 2006	1.91	3.26
August 31, 2005	1.77	3.34
August 31, 2004	1.90	3.15

  (5)  Not Annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2009		2008		2007		2006		2005		2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.67		$9.13		$9.21		$9.54		$9.45		$9.29
Income (loss) from investment operations:
Net investment income	0.17		0.43		0.40		0.43		0.39		0.37
Net realized and unrealized gain (loss)	(0.92)		(0.43)		(0.03)		(0.31)		0.16		0.24
Total income from investment operations	(0.75)		0.00		0.37		0.12		0.55		0.61
Less dividends from net investment income	(0.28)		(0.46)		(0.45)		(0.45)		(0.46)		(0.45)
Net asset value, end of period	$7.64		$8.67		$9.13		$9.21		$9.54		$9.45
Total Return(1)	(8.54	)%(5)	(0.23)%		4.12%		1.33%		6.03%		6.68%
Ratios to Average Net Assets(2):
Total expenses (before expense offset	0.80	%(3)(4)(6)	0.80	%(3)(4)	0.80	%(3)(4)	0.80	%(4)	0.80	%(4)	1.00	%(4)
Net investment income	5.72	%(3)(4)(6)	4.85	%(3)(4)	4.55	%(3)(4)	4.37	%(4)	4.31	%(4)	4.05	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$374		$657		$858		$1,037		$4,695		$5,687
Portfolio turnover rate	8	%(5)	74%		68%		28%		46%		164%

  (1)  Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.01% for the six months ended February 28, 2009 and an effect of less than 0.005% for the year ended August 31, 2008 and August 31, 2007.

  (4)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expenses and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2009	1.51%	5.01%
August 31, 2008	1.16	4.49
August 31, 2007	1.16	4.19
August 31, 2006	1.10	4.07
August 31, 2005	0.95	4.16
August 31, 2004	1.05	4.00

  (5)  Not Annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Income Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's

Morgan Stanley Income Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

IISSAN
IU09-01710P-Y02/09

INVESTMENT MANAGEMENT

Morgan Stanley
Income Trust

Semiannual Report

February 28, 2009

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 16, 2009